Financial risk management (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of foreign currency risk arising from financial assets and liabilities, which are denominated in currencies other than the US dollar
The following table shows the carrying values of financial assets and liabilities at the end of the reporting period denominated in currencies other than the US dollar that are exposed to foreign currency risk:

Net financial (liabilities)/assets - by currency of denomination	2023	2022
	US$M	US$M
AUD	(4,168)	(3,649)
CLP	(74)	(602)
GBP	353	388
EUR	217	280
Other	43	187

Total	(3,629)	(3,396)

Summary of Financial Assets and Liabilities by Class
The financial assets and liabilities are presented by class in the table below at their carrying amounts.

	IFRS 13 Fair value hierarchy Level 1	IFRS 9 Classification	2023 US$M	2022 US$M
Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	34	–
Current other derivative contracts 3	2,3	Fair value through profit or loss	407	326
Current other financial assets		Amortised cost	–	100
Current other investments 4	1,2	Fair value through profit or loss	29	203
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	149	136
Non-current other derivative contracts 3	2,3	Fair value through profit or loss	228	16
Non-current other financial assets 5	3	Fair value through profit or loss	246	273
Non-current investment in shares	1,3	Fair value through other comprehensive income	224	138
Non-current other investments 4	1,2	Fair value through profit or loss	268	239

Total other financial assets			1,585	1,431
Cash and cash equivalents		Amortised cost	12,428	17,236
Trade and other receivables 6		Amortised cost	1,506	1,674
Provisionally priced trade receivables	2	Fair value through profit or loss	2,705	3,478

Total financial assets			18,224	23,819

Non-financial assets			83,072	71,347

Total assets			101,296	95,166

Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	147	358
Current other derivative contracts	2	Fair value through profit or loss	176	118
Current other financial liabilities 7		Amortised cost	79	103
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	1,608	1,466
Non-current other derivative contracts 3	2,3	Fair value through profit or loss	82	31
Non-current other financial liabilities 7		Amortised cost	467	500

Total other financial liabilities			2,559	2,576
Trade and other payables 8		Amortised cost	5,338	5,223
Provisionally priced trade payables	2	Fair value through profit or loss	841	1,385
Bank overdrafts and short-term borrowings 9		Amortised cost	5	–
Bank loans 9		Amortised cost	7,502	2,472
Notes and debentures 9		Amortised cost	11,819	11,363
Lease liabilities 10			3,019	2,576
Other 9		Amortised cost	–	17

Total financial liabilities			31,083	25,612

Non-financial liabilities			21,683	20,788

Total liabilities			52,766	46,400

1
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 unless specified otherwise in the following footnotes.

2
Cross currency and interest rate swaps are valued using market data including interest rate curves and foreign exchange rates. A discounted cash flow approach is used to derive the fair value of cross currency and interest rate swaps at the reporting date.

3	Includes net other derivative assets of US$ 46 million related to power purchase contract agreements that are categorised as Level 3 (2022: US$ nil).

4
Includes investments held by BHP Foundation which are restricted and not available for general use by the Group of US$290 million (2022: US$252 million) of which other investment
s
(mainly US Treasury Notes) of US$
138
million categorised as Level 1 (2022: US$119 million).

5	Includes receivables contingent on outcome of future events relating to mining and regulatory approvals of US$246 million (2022: US$233 million).

6	Excludes input taxes of US$531 million (2022: US$427 million) included in other receivables.

7	Includes the discounted settlement liability in relation to the cancellation of power contracts at the Group’s Escondida operations.

8	Excludes input taxes of US$121 million (2022: US$79 million) included in other payables.

9	All interest bearing liabilities, excluding lease liabilities, are unsecured.

10	Lease liabilities are measured in accordance with IFRS 16/AASB 16 ‘Leases’.

Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge
The table below shows the carrying amounts of the Group’s notes and debentures by currency and the derivatives which hedge them:

•	The carrying amount of the notes and debentures includes foreign exchange remeasurement to period-end rates and fair value adjustments when included in a fair value hedge.

•
The breakdown of the hedging derivatives includes remeasurement of foreign currency notional values at period-end rates, fair value movements due to interest rate risk, foreign currency cash flows designated into cash flow hedges, costs of hedging recognised in other comprehensive income, ineffectiveness recognised in the income statement and accruals or prepayments.

•	The hedged value of notes and debentures includes their carrying amounts adjusted for the offsetting derivative fair value movements due to foreign currency and interest rate risk remeasurement.

		Fair value of derivatives
2023 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement 1	Accrued cash flows	Total	Hedged value of notes and debentures 2
	A	B	C	D	E	F	G	B to G	A + B + C

USD	7,245	–	214	–	–	32	23	269	7,459
GBP	1,566	522	274	24	(9)	(69)	35	777	2,362
EUR	3,008	434	302	(39)	10	(49)	(132)	526	3,744

Total	11,819	956	790	(15)	1	(86)	(74)	1,572	13,565

		Fair value of derivatives
2022 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement 1	Accrued cash flows	Total	Hedged value of notes and debentures 2
	A	B	C	D	E	F	G	B to G	A + B + C
USD	4,740	–	(16)	–	–	(7)	86	63	4,724
GBP	2,599	796	(115)	(35)	13	26	42	727	3,280
EUR	3,449	585	112	(16)	8	(4)	45	730	4,146
CAD	575	167	5	(8)	6	(3)	1	168	747

Total	11,363	1,548	(14)	(59)	27	12	174	1,688	12,897

1	Predominantly related to ineffectiveness.

2	Includes US$534 million (2022: US$3,018 million) of fixed rate debt not swapped to floating rate that is not in a hedging relationship.

Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges
The following table shows a reconciliation of the components of equity and an analysis of the movements in reserves for all hedges. For a description of these reserves, refer to note 18 ‘Other equity’.

2023 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	59	(18)	41	(27)	8	(19)	22
Add: Change in fair value of hedging instrument recognised in OCI	95	(29)	66	–	–	–	66
Less: Reclassified from reserves to financial expenses – recognised through OCI	(174)	53	(121)	26	(8)	18	(103)
Less: Loss/(gain) transferred to balance sheet related items	35	(11)	24	–	–	–	24

At the end of the financial year	15	(5)	10	(1)	–	(1)	9

2022 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	142	(42)	100	(77)	23	(54)	46
Add: Change in fair value of hedging instrument recognised in OCI	(914)	274	(640)	–	–	–	(640)
Less: Reclassified from reserves to financial expenses – recognised through OCI	831	(250)	581	50	(15)	35	616

At the end of the financial year	59	(18)	41	(27)	8	(19)	22

Summary of Movement of Interest Bearing Liabilities and Related Derivatives
The movement in the y
e
ar in the Group’s interest bearing liabilities and related derivatives are as follows:

	Interest bearing liabilities					Derivatives Liabilities/ (assets)
2023 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short-term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,472	11,363	2,576	–	17	1,688
Proceeds from interest bearing liabilities	5,450	2,732	–	–	–	–	8,182
Settlements of debt related instruments	–	–	–	–	–	(677)	(677)
Repayment of interest bearing liabilities	(1,087)	(1,610)	(576)	–	(16)	–	(3,289)

Change from Net financing cash flows	4,363	1,122	(576)	–	(16)	(677)	4,216

Other movements:
Acquisition of subsidiaries and operations	688	–	423	–	–	–
Interest rate impacts	–	(803)	–	–	–	691
Foreign exchange impacts	(23)	128	12	–	–	(127)
Lease additions	–	–	542	–	–	–
Remeasurement of index-linked freight contracts	–	–	53	–	–	–
Other interest bearing liabilities/derivative related changes	2	9	(11)	5	(1)	(3)

At the end of the financial year	7,502	11,819	3,019	5	–	1,572

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2022 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short-term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,260	14,769	3,896	–	58	(557)
Proceeds from interest bearing liabilities	1,150	–	–	–	14	–	1,164
Settlements of debt related instruments	–	–	–	–	–	–	–
Repayment of interest bearing liabilities 1	(941)	(1,232)	(1,163)	–	(55)	–	(3,391)

Change from Net financing cash flows	209	(1,232)	(1,163)	–	(41)	–	(2,227)

Other movements:
Divestment and demerger of subsidiaries and operations	–	–	(492)	–	–	–
Interest rate impacts	–	(1,286)	–	–	–	1,277
Foreign exchange impacts	3	(894)	(126)	–	(2)	898
Lease additions	–	–	866	–	–	–
Remeasurement of index-linked freight contracts	–	–	(369)	–	–	–
Other interest bearing liabilities/derivative related changes	–	6	(36)	–	2	70

At the end of the financial year	2,472	11,363	2,576	–	17	1,688

1	FY2022 includes US$33 million of Discontinued operations cash flows.